Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

8. Property and Equipment

Property and equipment consisted of the following at December 31, 2024 and 2023 (in thousands):

	Lives in	December 31,
	years	2024	2023
Leasehold improvements	2 to 5	$6	$6
Office equipment and furniture	3 to 5	420	423
		427	429
Less: accumulated depreciation and amortization		(424)	(420)
		$3	$9